Organization and Business Operations (Details)			4 Months Ended	6 Months Ended	10 Months Ended
	May 30, 2023 USD ($) $ / shares shares	May 24, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Organization and Business Operations [Line Items]
Aggregate warrants | $			$ 7,650,000		$ 7,650,000
Shares purchases (in Shares) | shares		575,000
Transaction costs | $				18,361,877	18,361,877
Underwriting discount | $				4,400,000	$ 4,400,000
Deferred underwriting fees | $				13,100,000
Other offering costs | $				$ 861,877
Fair market value				80.00%	80.00%
Outstanding voting securities rate				50.00%
Price per unit (in Dollars per share)					$ 10.05
Investments maximum maturity period	185 days
Months to complete acquisition	18 months
Business combination redemption rate	100.00%
Prior business days				2 days
Initial business days				10 days
Taxes payable | $				$ 100,000	$ 100,000
Cash | $				6,587	275,665
Working capital deficit | $				$ 585,499	$ 189,674
Condition for future business combination					1
Deferred underwriting discount | $					$ 4,400,000
Payment of deferred underwriting fees | $					$ 13,100,000
Initial public offering amount | $	$ 251,250,000
Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares (in Shares) | shares	1
Independent auditors [Member]
Organization and Business Operations [Line Items]
Due to reductions price (in Dollars per share)				$ 10.05
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Operations [Line Items]
Percentage of business combination					100.00%
Sponsor [Member]
Organization and Business Operations [Line Items]
Shares purchases (in Shares) | shares	6,000,000
Sponsor [Member] | Independent auditors [Member]
Organization and Business Operations [Line Items]
Payments for investment of liquidation (in Dollars per share)				10.05
Cantor Fitzgerald & Co [Member]
Organization and Business Operations [Line Items]
Aggregate shares issued (in Shares) | shares	7,650,000
Inflection Point Holdings II LLC [Member] | Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares (in Shares) | shares	1
Sponsor [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares) | shares	6,000,000
Investment Company Act [Member]
Organization and Business Operations [Line Items]
Outstanding voting securities rate					50.00%
Sponsor [Member] | Independent auditors [Member]
Organization and Business Operations [Line Items]
Payments for investment of liquidation (in Dollars per share)					$ 10.05
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)				11.5
Number of ordinary shares (in Shares) | shares	1
Share issued, price per share (in Dollars per share)	$ 11.5			18
Price per unit (in Dollars per share)				$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares (in Shares) | shares	1			1
Share issued, price per share (in Dollars per share)	$ 11.5
Price per unit (in Dollars per share)					11.5
Class A Ordinary Shares [Member] | Inflection Point Holdings II LLC [Member]
Organization and Business Operations [Line Items]
Number of ordinary shares (in Shares) | shares	1
Share issued, price per share (in Dollars per share)	$ 11.5
IPO [Member]
Organization and Business Operations [Line Items]
Sale of stock (in Shares) | shares	25,000,000
Price per share (in Dollars per share)	$ 10
Proceeds from issuance initial public offering | $	$ 250,000,000
Share issued, price per share (in Dollars per share)	$ 10
Shares purchases (in Shares) | shares	25,000,000
Net proceeds | $	$ 251,250,000
Price per unit (in Dollars per share)	$ 10.05
IPO [Member] | Inflection Point Holdings II LLC [Member]
Organization and Business Operations [Line Items]
Price per units (in Dollars per share)	10
IPO [Member] | Inflection Point Holdings II LLC [Member]
Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)	10.05
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Share issued, price per share (in Dollars per share)	$ 11.5
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Sale of stock (in Shares) | shares	3,000,000
Price per share (in Dollars per share)	$ 10
Shares purchases (in Shares) | shares	3,000,000
Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Sale of stock (in Shares) | shares	7,650,000
Price per share (in Dollars per share)	$ 1
Share issued, price per share (in Dollars per share)	$ 1
Aggregate warrants | $	$ 7,650,000
Shares purchases (in Shares) | shares	7,650,000
Purchased shares (in Shares) | shares	1,650,000
Public Share [Member]
Organization and Business Operations [Line Items]
Trust account per public share (in Dollars per share)				$ 10.05	$ 10.05
Warrants [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Share issued, price per share (in Dollars per share)	$ 11.5
Underwriting [Member]
Organization and Business Operations [Line Items]
Other offering costs | $					$ 861,877